Intangibles (Customer relationships and related accumulated amortization) (Details) - Customer relationships - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(161,588)	(140,411)
Finite-lived intangible assets	$ 198,412	$ 219,589